DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.3%
2,140,613	AccessLex Institute, Series 2007-A-B (Secured Overnight Financing Rate 3 Month + 0.81%)	6.19%		02/25/2037	2,069,719
1,228,175	ACHV Trust, Series 2023-1PL-B	6.80	% (a)	03/18/2030	1,229,944
1,747,679	ACHV Trust, Series 2023-3PL-A	6.60	% (a)	08/19/2030	1,748,695
2,750,000	ACHV Trust, Series 2023-3PL-C	7.35	% (a)	08/19/2030	2,780,812
4,435,890	ACHV Trust, Series 2023-4CP-A	6.81	% (a)	11/25/2030	4,441,976
1,503,939	ACM Auto Trust, Series 2023-1A-A	6.61	% (a)	01/22/2030	1,503,129
1,914,903	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (a)	08/15/2025	1,893,574
23,500,000	Affirm Asset Securitization Trust, Series 2023-X1-A	7.11	% (a)	11/15/2028	23,573,696
2,211,202	Aqua Finance Trust, Series 2020-AA-A	1.90	% (a)	07/17/2046	2,057,551
623,263	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	613,720
7,780,313	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	7,017,587
9,374,383	Carvana Auto Receivables Trust, Series 2023-N3-A	6.41	% (a)	09/10/2027	9,420,067
15,250,000	Citizens Auto Receivables Trust, Series 2023-2-A2A	6.09	% (a)	10/15/2026	15,296,860
1,044,070	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (a)	09/25/2042	961,017
958,950	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (a)	08/25/2050	832,345
1,231,453	CPS Auto Receivables Trust, Series 2022-D-A	6.09	% (a)	01/15/2027	1,232,103
10,000,000	DataBank Issuer, Series 2023-1A-A2	5.12	% (a)	02/25/2053	9,401,395
1,795,430	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (a)	11/21/2033	1,680,638
3,000,000	Drive Auto Receivables Trust, Series 2021-3-C	1.47%		01/15/2027	2,941,043
445,107	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	444,472
4,100,000	Exeter Automobile Receivables Trust, Series 2023-3A-A3	6.04%		07/15/2026	4,105,204
18,000,000	Exeter Automobile Receivables Trust, Series 2023-5A-A2	6.20%		04/15/2026	18,023,126
4,250,000	ExteNet LLC, Series 2019-1A-B	4.14	% (a)	07/25/2049	4,148,280
523,567	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	519,222
3,186,046	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	2,935,051
1,250,000	GLS Auto Receivables Issuer Trust, Series 2021-1A-D	1.68	% (a)	01/15/2027	1,214,576
4,863,446	GLS Auto Receivables Issuer Trust, Series 2021-2A-C	1.08	% (a)	06/15/2026	4,782,617
19,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A-A2	6.40	% (a)	12/15/2026	19,068,216
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (a)	12/26/2025	9,829,607
749,028	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (a)	02/25/2032	729,183
394,587	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (a)	02/25/2039	374,184
458,559	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (a)	10/25/2048	446,394
9,103,146	Lendbuzz Securitization Trust, Series 2023-1A-A2	6.92	% (a)	08/15/2028	9,155,265
4,068,760	Lendbuzz Securitization Trust, Series 2023-2A-A2	7.09	% (a)	10/16/2028	4,096,605
6,221,386	LendingPoint Asset Securitization Trust, Series 2022-C-A	6.56	% (a)	02/15/2030	6,218,621
8,224,254	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	6,394,653
918,655	Marlette Funding Trust, Series 2019-4A-C	3.76	% (a)	12/17/2029	913,972
1,641,644	Marlette Funding Trust, Series 2022-1A-B	2.34	% (a)	04/15/2032	1,619,280
3,565,000	Marlette Funding Trust, Series 2022-2A-B	5.50	% (a)	08/15/2032	3,544,595
517,644	MVW Owner Trust, Series 2018-1A-C	3.90	% (a)	01/21/2036	508,455

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,866,942	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (a)	07/15/2069	2,602,725
1,617,777	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (a)	09/16/2069	1,448,972
2,491,628	NP SPE LLC, Series 2019-1A-A1	2.57	% (a)	09/20/2049	2,370,007
3,588,842	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (a)	02/15/2028	3,485,145
2,265,030	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (a)	08/15/2029	2,254,909
4,626,688	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (a)	01/16/2029	4,491,522
7,890,238	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (a)	10/15/2029	7,771,642
6,307,393	Pagaya AI Debt Trust, Series 2023-3-A	7.60	% (a)	12/16/2030	6,343,985
4,445,962	Pagaya AI Debt Trust, Series 2023-5-B	7.63	% (a)	04/15/2031	4,487,668
8,500,000	Pagaya AI Debt Trust, Series 2023-7-A	7.23	% (a)	07/15/2031	8,528,439
8,779,806	Pagaya Al Debt Selection Trust, Series 2022-3-A	6.06	% (a)	03/15/2030	8,762,980
14,082,286	Pagaya Al Debt Trust, Series 2023-1-A	7.56	% (a)	07/15/2030	14,145,408
5,260,669	Prosper Marketplace Issuance Trust, Series 2023-1A-A	7.06	% (a)	07/16/2029	5,285,807
3,613,347	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	3,534,380
3,708,124	Santander Drive Auto Receivables Trust, Series 2023-4-A2	6.18%		02/16/2027	3,718,755
1,410,114	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	1,310,565
5,023,299	SLM Private Credit Student Loan Trust, Series 2006-A-A5, Series 2006-A-A5 (Secured Overnight Financing Rate 3 Month + 0.55%)	5.94%		06/15/2039	4,839,792
3,009,350	SLM Private Credit Student Loan Trust, Series 2006-B-A5, Series 2006-B-A5 (Secured Overnight Financing Rate 3 Month + 0.53%)	5.92%		12/15/2039	2,892,983
8,775,832	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	8,464,711
6,381,616	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	6,309,816
16,554,625	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	15,906,395
2,098,037	SoFi Consumer Loan Program Trust, Series 2022-1S-A	6.21	% (a)	04/15/2031	2,098,428
1,498,857	SoFi Consumer Loan Program Trust, Series 2023-1S-A	5.81	% (a)	05/15/2031	1,497,144
1,079,476	SoFi Professional Loan Program Trust, Series 2018-D-A2FX	3.60	% (a)	02/25/2048	1,046,359
4,039,557	SoFi Professional Loan Program Trust, Series 2020-C-AFX	1.95	% (a)	02/15/2046	3,677,651
3,293,750	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	2,993,586
12,250,000	Tesla Auto Lease Trust, Series 2021-B-B	0.91	% (a)	09/22/2025	11,949,669
400,434	Theorem Funding Trust, Series 2022-1A-A	1.85	% (a)	02/15/2028	399,732
25,000,000	UPCL, Series 2023-1-A	7.65	% (c)	04/22/2030	25,170,000
1,474,462	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.46	% (a)(b)	07/15/2027	1,365,113
874,371	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	858,378
1,169,676	Upstart Pass-Through Trust, Series 2021-ST5-A	2.00	% (a)	07/20/2027	1,133,228
3,445,883	Upstart Pass-Through Trust, Series 2021-ST6-A	1.85	% (a)	08/20/2027	3,325,045
1,302,968	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	1,285,148
176,992	Upstart Securitization Trust, Series 2021-4-A	0.84	% (a)	09/20/2031	176,425
2,029,235	Upstart Securitization Trust, Series 2023-1-A	6.59	% (a)	02/20/2033	2,032,013
9,569,397	Upstart Securitization Trust, Series 2023-2-A	6.77	% (a)	06/20/2033	9,616,268
8,588,643	Upstart Securitization Trust, Series 2023-3-A	6.90	% (a)	10/20/2033	8,640,775
5,465,128	Westgate Resorts LLC, Series 2022-1A-C	2.49	% (a)	08/20/2036	5,198,939
16,025,000	Westlake Automobile Receivables Trust, Series 2023-4A-A2	6.23	% (a)	01/15/2027	16,116,639

Total Asset Backed Obligations (Cost $413,629,912)					407,304,595

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Bank Loans - 3.4%
5,898,969	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.60%		09/12/2030	5,908,437
3,014,099	Api Group DE, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.96%		01/03/2029	3,020,293
368,150	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.96%		06/24/2030	369,472
5,969,091	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		09/07/2027	5,983,208
2,852,900	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		11/08/2027	2,862,814
3,743,037	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.85%		12/20/2029	3,760,573
7,141,267	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.22%		07/01/2029	7,158,371
1,400,990	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		04/06/2026	1,405,480
5,420,773	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		12/16/2027	5,437,930
2,891,433	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.47%		02/22/2028	2,843,363
6,001,808	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	7.13%		02/01/2027	6,009,340
2,935,000	Element Solutions, Inc.	7.36	% (d)	12/09/2030	2,946,006
4,432,096	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		12/22/2027	4,437,636
7,477,861	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		04/28/2028	7,492,480
8,415,000	Flutter Entertainment PLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		11/25/2030	8,446,556
2,494,018	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%		06/30/2028	2,498,544
890,307	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.20%		12/11/2026	891,977
5,980,685	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.86%		11/09/2029	6,007,927
9,483,332	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.54%		11/15/2027	9,495,186
2,050,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.46%		11/06/2030	2,059,707
4,303,223	ICON Luxembourg SARL (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.86%		07/03/2028	4,324,072
2,815,718	Ingersoll Rand, Inc. (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		03/01/2027	2,827,149
5,850,000	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.35%		01/02/2031	5,880,829
5,797,691	Iron Mountain, Inc. (1 Month Secured Overnight Financing Rate + 1.75%)	7.22%		01/02/2026	5,800,590

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,753,229	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.20%		03/15/2028	6,769,403
4,880,263	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate)	6.96%		01/29/2027	4,872,137
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		08/29/2025	3,978,882
2,211,166	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%		06/21/2027	2,290,138
7,533,969	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate)	7.96%		09/18/2026	7,546,928
6,715,609	NortonLifeLock, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.45%		09/12/2029	6,733,439
6,001,820	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.46%		08/04/2028	6,027,447
1,072,151	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.86%		07/03/2028	1,077,345
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,449,965	(1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		02/11/2028	4,461,089
1,282,923	(1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.73%		02/11/2028	1,286,131
5,454,497	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		02/04/2027	5,471,542
4,054,497	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		04/16/2025	4,064,248
4,813,140	Standard Industries, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		09/22/2028	4,829,047
6,001,298	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.17%		11/13/2026	6,016,002
4,569,183	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		09/14/2026	4,583,668
6,006,220	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.35%		12/20/2030	6,013,998
6,011,326	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.13%)	7.59%		01/20/2028	6,024,101
1,154,200	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.70%		05/24/2030	1,158,603

Total Bank Loans (Cost $189,934,840)					191,072,088

Collateralized Loan Obligations- 15.9%
20,000,000	AIG LLC, Series 2018-1A-A1R (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.80	% (a)	04/20/2032	20,006,168
10,000,000	AIG LLC, Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.85	% (a)	07/20/2034	9,987,386
9,500,000	Allegro Ltd., Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.83	% (a)	07/20/2032	9,500,716
5,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.39%)	6.79	% (a)	04/19/2034	5,005,978
30,000,000	Battalion Ltd., Series 2017-11A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	04/24/2034	29,810,328
22,000,000	Battalion Ltd., Series 2021-20A-A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.84	% (a)	07/15/2034	21,898,015
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	04/19/2034	21,938,541

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.91	% (a)	07/20/2034	20,001,044
15,000,000	Capital Four Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	01/18/2035	14,952,694
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.82	% (a)	04/20/2034	24,959,285
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.80	% (a)	04/15/2034	10,990,413
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-7A-A1 (Secured Overnight Financing Rate 3 Month + 1.42%, 1.16% Floor)	6.82	% (a)	10/15/2035	11,008,628
42,000,000	CarVal Ltd., Series 2019-1A-ANR (Secured Overnight Financing Rate 3 Month + 1.37%, 1.37% Floor)	6.79	% (a)	04/20/2032	41,970,083
24,716,625	Cathedral Lake Ltd., Series 2018-5A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.87	% (a)	10/21/2030	24,728,934
10,000,000	CBAM Ltd., Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.85	% (a)	07/17/2034	9,962,847
10,500,000	CBAM Ltd., Series 2019-10A-A1R (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.80	% (a)	04/20/2032	10,495,031
20,000,000	CFIP Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.90	% (a)	01/20/2035	19,978,474
25,000,000	CQS Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.90	% (a)	01/20/2035	24,893,957
18,000,000	Crown City, Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.85	% (a)	07/20/2034	17,932,145
25,500,000	Galaxy Ltd., Series 2016-22A-ARR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.86	% (a)	04/16/2034	25,527,015
10,000,000	Generate Ltd., Series 6A-A1R (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.87	% (a)	01/22/2035	9,996,561
14,000,000	Generate Ltd., Series 8A-AR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.88	% (a)	10/20/2034	13,982,576
46,500,000	Generate Ltd., Series 9A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.88	% (a)	10/20/2034	46,341,909
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%, 1.44% Floor)	6.86	% (a)	10/20/2031	14,109,893
52,000,000	Halsey Point Ltd., Series 2021-5A-A1A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.86	% (a)	01/30/2035	51,883,421
7,497,147	Harbourview LLC, Series 7RA-A1 (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.79	% (a)	07/18/2031	7,497,541
20,916,713	Hayfin Ltd., Series 2018-8A-A (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.80	% (a)	04/20/2031	20,918,759
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (Secured Overnight Financing Rate 3 Month + 1.44%)	6.85	% (a)	10/20/2031	9,975,906
3,000,000	Marathon Ltd., Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.41	% (a)	04/15/2029	2,990,605
21,960,837	Marathon Ltd., Series 2018-12A-A1 (Secured Overnight Financing Rate 3 Month + 1.44%)	6.84	% (a)	04/18/2031	21,972,964
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.96	% (a)	01/20/2032	20,003,810
35,000,000	Marble Point Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.84	% (a)	07/25/2034	34,924,320
15,000,000	MP Ltd., Series 2015-2A-ARR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.85	% (a)	04/28/2034	14,958,902

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,751,351	Ocean Trails, Series 2014-5A-ARR (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.94	% (a)	10/13/2031	23,755,114
8,700,000	Palmer Square Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.41% Floor)	6.81	% (a)	07/15/2034	8,692,819
20,000,000	PPM America, Inc., Series 2021-5A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.86	% (a)	10/18/2034	19,928,176
7,500,000	Regal Rexnord Corporation, Series 2021-4A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.86	% (a)	07/15/2034	7,518,896
20,626,738	Romark Ltd., Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%)	6.71	% (a)	04/20/2031	20,604,369
18,875,000	RR Ltd., Series 2021-14A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.78	% (a)	04/15/2036	18,879,972
19,851,555	Shackleton Ltd., Series 2015-7RA-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	07/15/2031	19,850,491
16,000,000	Sound Point Ltd., Series 2014-2RA-A (Secured Overnight Financing Rate 3 Month + 1.51%, 1.25% Floor)	6.93	% (a)	10/20/2031	16,010,126
25,000,000	Sound Point Ltd., Series 2020-1A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.43% Floor)	6.85	% (a)	07/20/2034	24,962,695
900,000	Steele Creek Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.46	% (a)	04/15/2032	894,729
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.83	% (a)	07/15/2032	17,872,661
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (Secured Overnight Financing Rate 3 Month + 1.34%, 1.08% Floor)	6.74	% (a)	01/17/2032	12,913,163
20,000,000	Trestles Ltd., Series 2021-4A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.84	% (a)	07/21/2034	19,974,530
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.88	% (a)	04/23/2032	5,752,513
10,000,000	Trimaran CAVU LLC, Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	01/18/2035	9,967,873
6,562,548	Wellfleet Ltd., Series 2017-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.32%)	6.74	% (a)	10/20/2029	6,568,794
5,028,910	Wellfleet Ltd., Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.36%, 1.10% Floor)	6.76	% (a)	07/17/2031	5,031,240
5,000,000	Wellfleet Ltd., Series 2021-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.86	% (a)	07/15/2034	4,982,161

Total Collateralized Loan Obligations (Cost $890,415,246)					889,265,171

Foreign Corporate Bonds - 8.2%
2,658,063	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,181,900
610,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	598,237
7,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	6,508,351
4,300,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,948,841
4,897,000	AerCap Global Aviation Trust	6.45	% (a)	04/15/2027	5,073,743
3,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,884,845
2,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	2,692,522
7,315,263	AI Candelaria Spain S.A.	7.50%		12/15/2028	6,939,917
1,900,000	AngloGold Ashanti Ltd.	3.38%		11/01/2028	1,711,654
5,455,000	Avolon Holdings Funding Ltd.	2.13	% (a)	02/21/2026	5,058,117
3,500,000	Axiata SPV2 BHD	4.36%		03/24/2026	3,453,022

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
400,000	Banco Continental SAECA	2.75%		12/10/2025	375,598
3,000,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	2,816,987
5,800,000	Banco de Bogota S.A.	6.25%		05/12/2026	5,730,943
1,800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,647,882
9,350,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	8,559,833
3,050,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,903,796
3,177,000	Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	3,073,294
3,801,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	3,580,753
3,600,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63	% (i)	03/19/2029	3,586,284
8,750,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	8,385,825
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (a)	09/14/2025	1,859,680
2,900,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	2,696,536
4,400,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	7.53%		10/01/2028	4,608,111
3,200,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	3,200,694
11,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,947,272
2,605,000	Bank of Montreal	1.50%		01/10/2025	2,511,427
2,688,000	Bank of Nova Scotia	4.75%		02/02/2026	2,682,880
1,965,000	BAT Capital Corporation	2.79%		09/06/2024	1,925,863
3,380,000	BAT International Finance PLC	1.67%		03/25/2026	3,140,842
3,884,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	3,840,550
6,150,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	5,577,097
6,221,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	6,153,554
3,990,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	4,081,119
2,510,000	BMW US Capital LLC	6.01	% (a)(d)	08/11/2025	2,517,604
5,000,000	BNP Paribas S.A. (Secured Overnight Financing Rate 3 Month + 2.50%)	4.71	% (a)	01/10/2025	4,999,632
5,185,000	BPCE S.A.	2.38	% (a)	01/14/2025	5,016,305
8,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	7,576,272
1,127,000	BRF GmbH	4.35%		09/29/2026	1,065,875
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,219,849
3,065,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	3,017,638
5,225,000	Canadian Pacific Railway Company	1.35%		12/02/2024	5,040,105
1,100,000	Cencosud S.A.	5.15%		02/12/2025	1,088,267
12,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	9,593,605
4,920,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.76	% (a)	07/07/2025	4,909,095
8,100,000	Cosan Overseas Ltd.	7.00%		01/20/2027	8,169,741
1,400,000	Credicorp Ltd.	2.75%		06/17/2025	1,335,634
3,320,000	Daimler Truck Finance North America LLC	1.63	% (a)	12/13/2024	3,200,523
2,185,000	Daimler Truck Finance North America LLC	5.15	% (a)	01/16/2026	2,192,047
13,000,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	12,058,670
192,410	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	–

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,243	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	3,770
215,330	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	197,319
686,381	Digicel Group Holdings Ltd.	0.00	% (a)(c)	12/31/2030	57,375
2,055,400	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,851,504
2,909,865	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,760,603
2,610,000	Enbridge, Inc.	2.50%		02/14/2025	2,532,836
7,000,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	6,966,219
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	484,217
9,638,235	Fenix Power Peru S.A.	4.32%		09/20/2027	9,016,328
1,350,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	1,333,125
3,700,000	Freeport Indonesia PT	4.76%		04/14/2027	3,653,750
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,882,013
5,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	5,267,963
10,539,580	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	9,930,151
1,045,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	1,041,328
3,990,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	3,924,256
3,779,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (i)	04/16/2029	3,386,815
6,989,400	GNL Quintero S.A.	4.63%		07/31/2029	6,879,626
2,200,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	2,187,977
3,615,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	3,551,857
2,399,012	Guara Norte SARL	5.20%		06/15/2034	2,188,146
748,920	Hunt Oil Company of Peru LLC	6.38	% (a)	06/01/2028	738,993
3,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	2,803,610
7,334,000	Inkia Energy Ltd.	5.88%		11/09/2027	7,013,551
627,775	Interoceanica Finance Ltd.	0.00%		11/30/2025	586,970
8,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	7,667,878
2,000,000	JBS USA Luxembourg S.A.	2.50%		01/15/2027	1,841,770
900,000	JBS USA Luxembourg S.A.	3.00%		02/02/2029	792,427
2,615,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	2,515,986
2,696,750	JSW Hydro Energy Ltd.	4.13%		05/18/2031	2,352,604
1,000,000	Kallpa Generacion S.A.	4.88%		05/24/2026	990,870
3,500,000	KT Corporation	1.00%		09/01/2025	3,278,449
2,000,000	KT Corporation	2.50%		07/18/2026	1,885,841
4,600,000	LG Chem Ltd.	3.25%		10/15/2024	4,527,015
2,413,800	LLPL Capital Pte Ltd.	6.88%		02/04/2039	2,329,631
2,485,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.20%)	6.61	% (a)	12/07/2026	2,496,571
11,800,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	11,681,410
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	197,990
200,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	186,558
2,000,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,865,582
1,201,028	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,171,422
3,235,500	Millicom International Cellular S.A.	6.63%		10/15/2026	3,174,204
6,570,000	Millicom International Cellular S.A.	5.13%		01/15/2028	6,126,457
11,500,000	Minejesa Capital B.V.	4.63%		08/10/2030	10,939,375
1,700,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	1,616,522

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,120,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	5,035,757
2,496,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.36%		05/22/2026	2,495,257
1,614,008	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,503,009
800,000	Multibank, Inc.	7.75	% (a)	02/03/2028	800,672
7,083,873	MV24 Capital B.V.	6.75%		06/01/2034	6,636,280
6,900,000	NBM US Holdings, Inc.	7.00%		05/14/2026	6,983,311
4,035,000	Nutrien Ltd.	4.90%		03/27/2028	4,074,893
2,579,000	NXP B.V.	4.40%		06/01/2027	2,547,363
5,400,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	5,094,684
9,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	8,469,379
10,000,000	Reliance Industries Ltd.	4.13%		01/28/2025	9,877,951
2,390,000	Royal Bank of Canada	5.90	% (d)	01/20/2026	2,372,202
1,225,000	Sable International Finance Ltd.	5.75%		09/07/2027	1,158,287
3,100,000	Sasol Financing USA LLC	4.38%		09/18/2026	2,890,425
4,700,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	4,636,361
3,200,000	St Marys Cement, Inc.	5.75%		01/28/2027	3,244,861
4,960,000	Sumitomo Mitsui Trust Bank Ltd.	5.65	% (a)	03/09/2026	5,025,494
3,601,000	Telefonica Celular del Paraguay S.A.	5.88%		04/15/2027	3,512,080
2,585,000	Toronto-Dominion Bank	0.70%		09/10/2024	2,503,949
3,515,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	3,514,968
5,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,926,677
5,400,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,985,811
3,200,000	UPL Corporation Ltd.	4.50%		03/08/2028	2,838,275
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	665,904
4,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	2,254,703
3,765,000	Westpac Banking Corporation (Secured Overnight Financing Rate + 0.72%)	6.12%		11/17/2025	3,773,509

Total Foreign Corporate Bonds (Cost $476,354,840)					461,639,757

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.0%
7,486,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	6,396,620
1,843,080	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	1,320,582
17,400,000	Colombia Government International Bond	4.50%		01/28/2026	17,158,314
5,536,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (i)	07/15/2029	5,489,747
2,000,000	Dominican Republic International Bond	5.50%		01/27/2025	1,992,500
7,900,000	Ecopetrol S.A.	4.13%		01/16/2025	7,724,446
2,400,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	2,371,596
11,000,000	Korea Development Bank	0.80%		04/27/2026	10,054,009
3,300,000	Korea Development Bank	1.00%		09/09/2026	2,991,016
2,000,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,912,503
4,000,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	3,825,005
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	3,858,377
7,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	6,427,212

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,021,751	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,011,996
1,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	930,224
900,000	ONGC Videsh Ltd.	4.63%		07/15/2024	895,473
2,850,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	2,756,271
4,500,000	Panama Government International Bond	3.75%		03/16/2025	4,382,741
9,000,000	Pertamina Persero PT	1.40%		02/09/2026	8,352,402
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	1,363,138
3,634,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	3,829,655
1,800,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,779,651
1,000,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	936,891
14,000,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	13,348,230

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $116,744,901)					111,108,599

Non-Agency Commercial Mortgage Backed Obligations - 13.6%
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.57	% (a)	12/18/2037	4,912,340
15,753,333	ACREC Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.62	% (a)	10/16/2036	15,487,843
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (a)	06/15/2054	13,290,652
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.68	% (a)	12/15/2035	4,895,875
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.58	% (a)	05/15/2036	2,977,920
4,591,074	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.59	% (a)	01/20/2037	4,508,164
2,579,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (Secured Overnight Financing Rate 1 Month + 1.25%, 0.95% Floor)	6.61	% (a)	06/15/2035	2,553,121
30,982,762	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-XA	1.73	% (b)(e)	07/15/2049	878,467
72,389,473	BANK, Series 2017-BNK5-XA	0.94	% (b)(e)	06/15/2060	1,801,825
90,208,082	BANK, Series 2017-BNK6-XA	0.77	% (b)(e)	07/15/2060	1,833,768
21,293,372	BANK, Series 2019-BN20-XA	0.81	% (b)(e)	09/15/2062	776,467
190,016,898	BANK, Series 2020-BN26-XA	1.21	% (b)(e)	03/15/2063	10,304,350
4,257,546	BANK5, Series 2023-5YR2-A1	6.20%		07/15/2056	4,326,221
79,259,098	BBCMS Mortgage Trust, Series 2017-C1-XA	1.45	% (b)(e)	02/15/2050	2,842,778
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (Secured Overnight Financing Rate 1 Month + 0.92%, 0.87% Floor)	6.28	% (a)	03/15/2037	16,718,464
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (Secured Overnight Financing Rate 1 Month + 1.17%, 1.12% Floor)	6.53	% (a)	03/15/2037	9,391,056
117,975,063	BBCMS Mortgage Trust, Series 2020-C6-XA	1.04	% (b)(e)	02/15/2053	5,419,279
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.67	% (b)(e)	02/15/2053	2,158,214
1,741,327	BBCMS Mortgage Trust, Series 2023-C22-A1	6.36%		11/15/2056	1,797,797
4,554,920	BDS Ltd., Series 2021-FL8-A (Secured Overnight Financing Rate 1 Month + 1.03%, 0.92% Floor)	6.39	% (a)	01/18/2036	4,515,716
88,428,796	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52	% (b)(e)	01/15/2051	1,460,835
174,464,787	Benchmark Mortgage Trust, Series 2020-B16-XA	1.04	% (b)(e)	02/15/2053	7,391,550
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.13	% (b)(e)	09/15/2043	313,836
2,309,014	Benchmark Mortgage Trust, Series 2023-B39-A1	6.04%		07/15/2056	2,336,801

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,709,733	Benchmark Mortgage Trust, Series 2023-V2-A1	5.85%		05/15/2055	1,710,666
2,401,847	BMO Mortgage Trust, Series 2023-C5-A1	5.74%		06/15/2056	2,409,465
8,789,000	BPR Trust, Series 2021-TY-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.53	% (a)	09/15/2038	8,520,349
14,164,317	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.62	% (a)	08/19/2038	13,796,569
18,637,387	BSPRT Issuer Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.58	% (a)	03/15/2036	18,340,624
13,851,000	BSPRT Issuer Ltd., Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.43%, 1.43% Floor)	6.80	% (a)	12/15/2038	13,666,962
12,366,617	BSREP Commercial Mortgage Trust, Series 2021-DC-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	08/15/2038	11,645,444
7,030,822	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.41	% (a)	10/15/2037	6,980,056
3,908,430	BX Commercial Mortgage Trust, Series 2021-21M-A (Secured Overnight Financing Rate 1 Month + 0.84%, 0.73% Floor)	6.21	% (a)	10/15/2036	3,836,382
16,787,000	BX Commercial Mortgage Trust, Series 2021-VOLT-B (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	09/15/2036	16,365,797
13,130,171	BX Commercial Mortgage Trust, Series 2021-XL2-B (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.47	% (a)	10/15/2038	12,865,885
7,752,000	BX Trust, Series 2021-VIEW-A (Secured Overnight Financing Rate 1 Month + 1.39%, 1.28% Floor)	6.76	% (a)	06/15/2036	7,431,030
1,018,771	BXMT Ltd., Series 2020-FL2-A (Secured Overnight Financing Rate 1 Month + 1.01%, 1.01% Floor)	6.38	% (a)	02/15/2038	972,701
20,000,000	BXMT Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.53	% (a)	05/15/2038	19,082,780
20,498,338	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.22	% (b)(e)	05/10/2050	628,485
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.90	% (b)(e)	06/15/2050	1,100,594
116,365,000	CFK Trust, Series 2020-MF2-X	0.77	% (a)(b)(e)	03/15/2039	2,462,376
2,250,488	CHCP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.52	% (a)	02/15/2038	2,227,684
4,590,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.77	% (a)	02/15/2038	4,523,697
7,987,303	Citigroup Commercial Mortgage Trust, Series 2014-GC23-A3	3.36%		07/10/2047	7,889,162
3,099,807	Citigroup Commercial Mortgage Trust, Series 2015-P1-A4	3.46%		09/15/2048	3,007,698
30,120,275	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (b)(e)	02/10/2049	585,249
7,054,738	Citigroup Commercial Mortgage Trust, Series 2016-P3-A3	3.06%		04/15/2049	6,774,101
51,070,488	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.65	% (b)(e)	04/15/2049	1,197,342
6,330,745	Citigroup Commercial Mortgage Trust, Series 2017-P7-A3	3.44%		04/14/2050	6,000,192
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (Secured Overnight Financing Rate 1 Month + 1.07%, 0.83% Floor)	6.56	% (a)	12/15/2036	8,919,124
1,062	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.72	% (a)	08/20/2035	1,062
16,415,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	7.02	% (a)	08/20/2035	15,990,525
225,000	COMM Mortgage Trust, Series 2014-CR18-AM	4.10%		07/15/2047	220,942
13,027,200	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	12,841,725
22,467,287	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	0.72	% (b)(e)	10/10/2046	1,184
136,261,305	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.79	% (b)(e)	08/10/2048	1,333,031
6,818,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-A5	3.35%		02/10/2048	6,611,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,308,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (Secured Overnight Financing Rate 1 Month + 1.30%, 1.00% Floor)	6.66	% (a)	09/15/2033	10,216,440
2,435,663	CSAIL Commercial Mortgage Trust, Series 2015-C3-A3	3.45%		08/15/2048	2,379,316
87,403,210	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.09	% (b)(e)	06/15/2050	2,481,342
12,875,880	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.61	% (b)(e)	09/15/2050	155,579
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (Prime Rate)	8.50	% (a)	06/15/2034	12,928,441
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	649,138
18,292,633	EQUS Mortgage Trust, Series 2021-EQAZ-A (Secured Overnight Financing Rate 1 Month + 0.87%, 0.76% Floor)	6.23	% (a)	10/15/2038	17,945,051
3,957,786	Extended Stay America Trust, Series 2021-ESH-A (Secured Overnight Financing Rate 1 Month + 1.19%, 1.08% Floor)	6.56	% (a)	07/15/2038	3,924,208
7,735,694	FS Rialto, Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	12/16/2036	7,650,370
19,812,653	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.69	% (a)	05/16/2038	19,544,945
9,289,000	FS Rialto, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.36% Floor)	6.72	% (a)	11/16/2036	9,161,741
4,017,988	GPMT Ltd., Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.36% Floor)	6.72	% (a)	07/16/2035	3,931,324
9,225,000	GPMT Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.35% Floor)	6.82	% (a)	12/15/2036	8,817,873
15,959,000	Great Wolf Trust, Series 2019-WOLF-A (Secured Overnight Financing Rate 1 Month + 1.15%, 1.03% Floor)	6.71	% (a)	12/15/2036	15,905,226
12,813,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.50	% (a)	07/15/2039	12,700,156
6,615,000	GS Mortgage Securities Corporation II, Series 2023-SHIP-A	4.32	% (a)(b)	09/10/2038	6,435,476
2,615,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (Secured Overnight Financing Rate 1 Month + 1.20%, 0.90% Floor)	6.56	% (a)	07/15/2031	2,180,319
9,296,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	10/15/2036	8,977,390
2,069,934	GS Mortgage Securities Trust, Series 2014-GC20-A5	4.00%		04/10/2047	2,063,454
1,860,000	GS Mortgage Securities Trust, Series 2014-GC26-A5	3.63%		11/10/2047	1,811,864
105,792,435	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.01	% (b)(e)	05/10/2050	2,901,643
125,843,434	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.08	% (b)(e)	08/10/2050	3,689,981
137,807,993	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.94	% (b)(e)	11/10/2050	3,798,099
54,552,952	GS Mortgage Securities Trust, Series 2019-GC42-XA	0.80	% (b)(e)	09/10/2052	1,800,700
3,453,145	HGI CRE Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.16% Floor)	6.52	% (a)	06/16/2036	3,415,662
7,287,498	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.70	% (b)(e)	07/15/2047	3,693
55,862,234	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.57	% (b)(e)	12/15/2049	707,249
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.34	% (a)(b)(e)	01/10/2037	191,974
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	0.00	% (a)(b)(e)	12/15/2036	1,173
2,151,636	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-A5	4.08%		02/15/2047	2,139,510
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-A5	3.77%		08/15/2047	3,015,589
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (b)	11/15/2047	2,258,110

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,183,810	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-A4	3.55%		07/15/2048	1,139,114
50,485,121	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.10	% (b)(e)	11/15/2048	526,206
425,336	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/17/2049	407,142
24,964,227	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.47	% (b)(e)	06/13/2052	1,337,516
11,569,000	KREF Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.55	% (a)	02/15/2039	11,297,799
12,797,944	LCCM Trust, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.68	% (a)	12/13/2038	12,379,886
10,000,000	LCCM Trust, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.93	% (a)	11/15/2038	9,888,380
5,652,078	Life Mortgage Trust, Series 2021-BMR-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor)	6.18	% (a)	03/15/2038	5,533,059
7,605,845	LoanCore Issuer Ltd., Series 2021-CRE5-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.41% Floor)	6.78	% (a)	07/15/2036	7,493,050
13,235,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.78	% (a)	11/15/2038	12,988,948
48,431,437	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.82	% (a)(b)(e)	03/10/2050	800,964
13,700,000	Lument Finance Trust, Inc., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.28%, 1.28% Floor)	6.65	% (a)	06/15/2039	13,483,650
965,367	Med Trust, Series 2021-MDLN-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	11/15/2038	947,705
15,342,362	MF1 Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.57	% (a)	07/16/2036	15,119,576
5,000,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.71	% (a)	02/19/2037	4,940,079
1,061,031	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.33	% (a)	07/15/2036	1,048,970
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.68	% (a)	07/15/2036	10,156,288
5,302,858	MHP, Series 2022-MHIL-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.82% Floor)	6.18	% (a)	01/15/2027	5,198,674
1,584,452	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16-A5	3.89%		06/15/2047	1,572,787
13,776,617	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60	% (a)(b)(e)	12/15/2046	37,810
375,135	Morgan Stanley Capital I Trust, Series 2021-L5-A1	0.79%		05/15/2054	352,365
1,118,329	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(b)(e)	11/12/2041	13,325
59,364,445	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.32	% (b)(e)	06/15/2050	1,652,196
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (Secured Overnight Financing Rate 1 Month + 1.86%, 1.75% Floor)	7.23	% (a)	05/15/2036	6,106,555
18,374,239	Morgan Stanley Capital Trust, Series 2021-ILP-A (Secured Overnight Financing Rate 1 Month + 0.89%, 0.78% Floor)	6.25	% (a)	11/09/2024	18,025,152
14,862,000	Morgan Stanley Capital Trust, Series 2021-L6-A2	2.13	% (b)	06/15/2054	12,742,732
1,862,886	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (Prime Rate)	8.50	% (a)	06/15/2035	1,722,400
2,460,519	PFP Ltd., Series 2021-8-A (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.48	% (a)	08/09/2037	2,428,013

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,380,127	SREIT Trust, Series 2021-MFP-A (Secured Overnight Financing Rate 1 Month + 0.85%, 0.73% Floor)	6.21	% (a)	11/15/2038	9,233,224
12,887,000	STWD Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.51% Floor)	6.88	% (a)	07/15/2038	12,375,502
10,975,256	STWD Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	04/18/2038	10,766,441
12,470,086	TRTX Issuer Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.68	% (a)	03/15/2038	12,341,344
4,651,072	TTAN, Series 2021-MHC-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	6.33	% (a)	03/15/2038	4,602,201
52,161,001	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.52	% (b)(e)	06/15/2050	2,044,612
86,048,897	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.11	% (b)(e)	08/15/2050	2,281,716
94,012,202	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.81	% (b)(e)	02/15/2051	2,645,240
23,848,601	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.74	% (b)(e)	09/15/2058	234,262
173,191,228	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.32	% (b)(e)	06/15/2052	8,557,188
11,851,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60-A2	2.04%		08/15/2054	10,975,523
3,201,089	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.63	% (a)	02/15/2040	3,118,153
4,472,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	6.93	% (a)	02/15/2040	4,171,671

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $879,252,814)					759,303,806

Non-Agency Residential Collateralized Mortgage Obligations - 13.2%
15,183,385	Angel Oak Mortgage Trust, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	12,883,419
5,021,343	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (a)(b)	10/25/2048	4,673,981
2,713,781	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	2,531,975
329,845	Banc of America Mortgage Trust, Series 2005-E-2A1	4.58	% (b)	06/25/2035	286,472
508,405	BCAP LLC Trust, Series 2011-RR1-8A3	5.34	% (a)(b)(c)	09/30/2056	385,461
1,270,017	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	5.21	% (b)	02/25/2034	1,252,904
157,525	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	131,299
4,203,826	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (a)(b)	05/26/2059	4,013,676
12,412,959	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (a)(f)	10/25/2059	12,188,550
16,766,239	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(f)	04/01/2069	16,677,489
6,830,635	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	6,195,206
2,017,130	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 12.50% Cap)	5.62%		08/25/2036	1,922,666
1,946,921	Chase Funding Mortgage Loan, Series 2004-2-1A5	6.20	% (f)	02/26/2035	1,911,513
369,776	CHL Mortgage Pass-Through Trust, Series 2004-HYB9-1A1	5.00	% (b)	02/20/2035	368,550
3,787,402	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.05%		04/25/2035	3,463,913
339,475	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	7.86%		03/25/2036	312,742
1,953,937	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	1,782,154
169,086	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (a)(b)	03/25/2065	168,152
5,449,886	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	4,621,752
5,354,007	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	4,560,404
15,085,096	COLT Mortgage Loan Trust, Series 2021-RPL1-A1	1.67	% (a)(b)	09/25/2061	13,331,580
3,696,555	COLT Mortgage Loan Trust, Series 2023-2-A1	6.60	% (a)(f)	07/25/2068	3,748,604

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,911,647	Connecticut Avenue Securities Trust, Series 2023-R08-1M1 (Secured Overnight Financing Rate 30 Day Average + 1.50%)	6.84	% (a)	10/25/2043	7,934,094
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		06/25/2026	16,992
30,057,572	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	3.09	% (a)(b)	12/26/2059	30,065,790
2,933,949	Credit Suisse Mortgage-Backed Trust, Series 2022-NQM5-A1	5.17	% (a)(b)	05/25/2067	2,916,898
10,770,374	CSMC Trust, Series 2020-RPL3-A1	4.05	% (a)(b)	03/25/2060	10,952,529
1,905,515	CSMC Trust, Series 2021-NQM1-A2	0.99	% (a)(b)	05/25/2065	1,637,448
3,175,858	CSMC Trust, Series 2021-NQM1-A3	1.20	% (a)(b)	05/25/2065	2,744,134
7,442,271	CSMC Trust, Series 2021-NQM5-A3	1.35	% (a)(b)	05/25/2066	5,920,104
5,001,579	CSMC Trust, Series 2021-RPL4-A1	1.80	% (a)(b)	12/27/2060	4,874,133
17,366,098	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	14,911,393
8,776,682	CSMC Trust, Series 2022-RPL4-A1	3.90	% (a)(b)	04/25/2062	8,264,084
1,029,066	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (a)(b)	05/25/2065	996,601
2,198,755	Federal Home Loan Mortgage Corporation STACR REMICS, Series 2022-DNA2-M1A (Secured Overnight Financing Rate 30 Day Average + 1.30%)	6.64	% (a)	02/25/2042	2,199,586
1,807,397	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	5.81	% (b)	08/25/2037	620,269
7,457,261	FirstKey Homes Trust, Series 2020-SFR2-A	1.27	% (a)	10/19/2037	6,915,514
5,277,757	GCAT Trust, Series 2022-NQM4-A1	5.27	% (a)(f)	08/25/2067	5,202,919
2,406,879	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	1,146,639
80,125	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	6.11	% (b)	11/25/2035	74,467
13,769,915	HOMES Trust, Series 2023-NQM2-A1	6.46	% (a)(f)	02/25/2068	13,958,750
12,224,288	Homeward Opportunities Fund Trust, Series 2022-1-A1	5.08	% (a)(f)	07/25/2067	12,033,755
19,184	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21	% (f)	12/25/2036	18,316
15,727,082	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	7.25	% (a)(f)	11/25/2059	15,738,322
9,817,630	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	6.25	% (a)(f)	06/25/2060	9,818,282
533,977	Legacy Mortgage Asset Trust, Series 2020-SL1-A	5.73	% (a)(f)	01/25/2060	534,055
924,911	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(f)	10/25/2066	908,223
10,376,838	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (a)(f)	04/25/2061	10,050,576
18,426,572	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (a)(f)	07/25/2061	17,785,024
23,938,539	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (a)(f)	11/25/2060	22,872,467
3,168,581	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (a)(b)	09/25/2060	3,154,210
771,435	LHOME Mortgage Trust, Series 2021-RTL1-A1	3.09	% (a)(b)	02/25/2026	769,253
1,748,770	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	5.92	% (b)	04/25/2036	957,293
519,085	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	5.02	% (b)	11/25/2035	500,422
1,925,555	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(f)	03/25/2060	1,901,223
10,295,165	MFA Trust, Series 2021-NQM2-A1	1.03	% (a)(b)	11/25/2064	8,735,384
1,336,386	MFA Trust, Series 2021-NQM2-A2	1.32	% (a)(b)	11/25/2064	1,141,145
2,013,905	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (a)(b)	01/25/2061	1,974,325
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	5,279
1,273,557	OBX Trust, Series 2018-1-A2 (Secured Overnight Financing Rate 1 Month + 0.76%)	6.12	% (a)	06/25/2057	1,217,712
10,169,820	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	8,765,936
2,581,166	OBX Trust, Series 2022-NQM7-A1	5.11	% (a)(f)	08/25/2062	2,541,424
9,368,519	OBX Trust, Series 2023-NQM5-A1A	6.57	% (a)(f)	06/25/2063	9,468,181
8,408,742	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(f)	09/27/2060	8,451,088

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,171,313	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(f)	06/27/2060	3,077,000
26,275,993	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(f)	07/25/2051	25,401,534
15,257,662	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(f)	02/25/2061	14,923,771
5,174,969	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(f)	07/25/2051	4,996,688
17,540,775	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (a)(f)	09/25/2051	16,717,785
6,458,726	PRPM LLC, Series 2020-4-A1	5.95	% (a)(f)	10/25/2025	6,444,298
13,581,183	PRPM LLC, Series 2021-1-A1	2.12	% (a)(b)	01/25/2026	13,547,450
9,570,396	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	9,474,360
9,338,515	PRPM LLC, Series 2021-3-A1	1.87	% (a)(f)	04/25/2026	9,125,494
13,794,144	PRPM LLC, Series 2021-4-A1	1.87	% (a)(f)	04/25/2026	13,503,029
10,264,886	PRPM LLC, Series 2021-5-A1	1.79	% (a)(f)	06/25/2026	10,023,096
12,621,348	PRPM LLC, Series 2021-6-A1	1.79	% (a)(f)	07/25/2026	12,288,804
23,365,911	PRPM LLC, Series 2021-7-A1	1.87	% (a)(f)	08/25/2026	22,688,248
3,854,228	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		03/25/2036	3,451,603
582,200	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (a)(b)	04/25/2065	543,467
24,917,320	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(b)	09/25/2066	20,353,237
88,244	Structured Asset Securities Corporation, Series 2003-24A-1A3	6.57	% (b)	07/25/2033	85,979
722,055	Terwin Mortgage Trust , Series 2003-4HE-M1 (Secured Overnight Financing Rate 1 Month + 1.24%, 1.13% Floor)	6.60%		09/25/2034	726,852
7,969,237	VCAT LLC, Series 2021-NPL1-A1	5.29	% (a)(f)	12/26/2050	7,941,480
4,865,901	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(f)	05/25/2051	4,710,676
17,196,438	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(f)	08/25/2051	16,629,593
7,298,543	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(f)	08/25/2051	7,175,208
9,769,971	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(f)	09/25/2051	9,570,217
2,263,256	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	2,118,806
5,288,666	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (a)(b)	05/25/2051	4,278,263
19,589,524	Velocity Commercial Capital Loan Trust, Series 2021-2-A	1.52	% (a)(b)	08/25/2051	16,523,961
4,588,035	Velocity Commercial Capital Loan Trust, Series 2021-2-M1	1.82	% (a)(b)	08/25/2051	3,781,207
962,936	Verus Securitization Trust, Series 2020-2-A1	2.23	% (a)(b)	05/25/2060	944,347
455,901	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (a)(b)	03/25/2060	451,277
8,216,670	Verus Securitization Trust, Series 2021-4-A3	1.35	% (a)(b)	07/25/2066	6,521,121
7,425,360	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	6,480,130
13,157,806	Verus Securitization Trust, Series 2022-INV1-A1	5.04	% (a)(f)	08/25/2067	12,991,675
438,595	Verus Securitization Trust, Series 2022-INV1-A2	5.80	% (a)(f)	08/25/2067	435,705
20,629,598	Verus Securitization Trust, Series 2023-4-A1	5.81	% (a)(f)	05/25/2068	20,620,339
7,801,967	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(f)	05/25/2051	7,476,708
17,768,284	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)(f)	08/25/2051	16,880,517
9,490,607	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(f)	02/27/2051	9,208,847
6,202,097	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(f)	02/27/2051	6,058,568
4,950,811	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(f)	03/27/2051	4,825,883
4,443,075	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(f)	04/25/2051	4,299,349
19,109,315	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(f)	04/25/2051	18,512,947
3,023,206	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(f)	05/25/2051	2,904,166
141,949	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR16-A	6.33	% (b)	12/25/2032	133,555

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
217,736	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	194,667

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $778,697,921)					737,148,608

US Corporate Bonds - 6.9%
2,515,000	AbbVie, Inc.	2.60%		11/21/2024	2,458,159
5,030,000	Amazon.com, Inc.	4.60%		12/01/2025	5,046,476
1,370,000	American Electric Power Company, Inc.	5.20%		01/15/2029	1,389,378
905,000	American Express Company	3.38%		05/03/2024	898,264
1,575,000	American Express Company	6.04	% (d)	11/04/2026	1,555,079
2,457,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.34%		03/04/2025	2,463,170
2,670,000	Amgen, Inc.	5.51%		03/02/2026	2,671,276
2,625,000	Arrow Electronics, Inc.	6.13%		03/01/2026	2,628,333
2,995,000	AT&T, Inc.	5.54%		02/20/2026	2,995,735
7,500,000	Athene Global Funding	6.10	% (a)(d)	05/24/2024	7,494,622
1,625,000	Avery Dennison Corporation	0.85%		08/15/2024	1,577,438
4,200,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	3,814,025
12,820,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	12,760,758
2,605,000	Boeing Company	4.88%		05/01/2025	2,594,142
2,615,000	Broadcom, Inc.	3.15%		11/15/2025	2,533,777
2,465,000	Broadcom, Inc.	3.88%		01/15/2027	2,406,735
5,245,000	Campbell Soup Company	3.95%		03/15/2025	5,167,821
2,550,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	2,521,877
7,110,000	Cardinal Health, Inc.	3.08%		06/15/2024	7,025,815
1,760,000	Carrier Global Corporation	5.80	% (a)	11/30/2025	1,784,197
2,370,000	Charles Schwab Corporation	6.46	% (d)	03/03/2027	2,345,659
1,505,000	Charter Communications Operating LLC	6.15%		11/10/2026	1,539,031
3,150,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	3,068,217
5,587,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	5,545,478
2,665,000	Constellation Brands, Inc.	3.60%		05/09/2024	2,645,763
2,570,000	Crown Castle, Inc.	4.80%		09/01/2028	2,538,474
2,705,000	CVS Health Corporation	5.00%		02/20/2026	2,718,434
2,425,000	Dell International LLC	4.00%		07/15/2024	2,404,402
125,000	Dell International LLC	5.85%		07/15/2025	126,277
2,645,000	Dollar General Corporation	4.15%		11/01/2025	2,602,906
4,620,000	Dollar Tree, Inc.	4.00%		05/15/2025	4,539,456
2,525,000	DTE Energy Company	4.88%		06/01/2028	2,549,020
7,664,000	Elevance Health, Inc.	3.50%		08/15/2024	7,564,242
3,015,000	Eli Lilly & Company	5.00%		02/27/2026	3,016,443
5,115,000	Energy Transfer LP	6.05%		12/01/2026	5,261,852
5,415,000	Entergy Corporation	0.90%		09/15/2025	5,037,864
5,430,000	Equinix, Inc.	1.25%		07/15/2025	5,110,236
5,060,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	5,112,221
5,385,000	Ford Motor Company	4.35%		12/08/2026	5,250,505

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,690,000	General Mills, Inc.	4.00%		04/17/2025	2,654,691
2,020,000	General Mills, Inc.	5.24%		11/18/2025	2,017,126
5,225,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	5,230,157
2,690,000	Gilead Sciences, Inc.	3.65%		03/01/2026	2,636,127
5,127,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	5,014,437
5,037,000	HCA, Inc.	5.00%		03/15/2024	5,028,309
3,760,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	3,770,523
4,205,000	Hyatt Hotels Corporation	5.75%		01/30/2027	4,299,279
5,245,000	Hyundai Capital America	1.00	% (a)	09/17/2024	5,079,229
2,490,000	Intuit, Inc.	5.25%		09/15/2026	2,539,486
5,000,000	John Deere Capital Corporation	4.75%		01/20/2028	5,085,584
5,254,000	JPMorgan Chase & Company	3.90%		07/15/2025	5,175,356
1,772,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	1,760,281
8,125,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	8,092,576
5,010,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	4,960,787
200,000	Keurig Dr Pepper, Inc.	4.60%		05/25/2028	200,271
2,706,000	Kinder Morgan, Inc.	4.30%		06/01/2025	2,674,360
1,535,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,523,806
5,030,000	Marriott International, Inc.	3.60%		04/15/2024	5,005,567
5,020,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	5,000,005
2,574,000	McDonald’s Corporation	3.38%		05/26/2025	2,522,426
2,850,000	McDonald’s Corporation	1.45%		09/01/2025	2,698,526
2,705,000	McKesson Corporation	5.25%		02/15/2026	2,705,105
1,645,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,669,909
5,095,000	Microchip Technology, Inc.	0.97%		02/15/2024	5,064,874
2,905,000	Morgan Stanley	3.88%		01/27/2026	2,846,607
5,135,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	5,021,401
2,120,000	New York Life Global Funding	3.60	% (a)	08/05/2025	2,085,869
1,550,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,540,282
950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	941,346
2,480,000	NiSource, Inc.	5.25%		03/30/2028	2,529,942
3,954,000	Northrop Grumman Corporation	2.93%		01/15/2025	3,865,521
1,325,000	Northrop Grumman Corporation	3.25%		01/15/2028	1,266,995
5,140,000	NVIDIA Corporation	0.58%		06/14/2024	5,030,985
3,835,000	Omnicom Group, Inc.	3.65%		11/01/2024	3,775,956
5,037,000	Oracle Corporation	5.80%		11/10/2025	5,117,260
2,405,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	2,463,544
2,555,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,540,194
2,760,000	Pacific Gas and Electric Company	2.10%		08/01/2027	2,489,428
5,140,000	Parker-Hannifin Corporation	3.65%		06/15/2024	5,092,308
5,235,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	5,108,318
1,505,000	PepsiCo, Inc.	5.79	% (d)	11/12/2024	1,507,521
995,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	992,391
5,035,000	Philip Morris International, Inc.	4.88%		02/13/2026	5,054,123

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,442,000	Phillips 66	3.85%		04/09/2025	1,419,964
1,260,000	Phillips 66	1.30%		02/15/2026	1,171,290
3,240,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	3,261,427
3,698,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	3,852,069
5,220,000	Republic Services, Inc.	2.50%		08/15/2024	5,123,022
5,635,000	Royalty Pharma PLC	1.75%		09/02/2027	5,055,699
5,014,000	Ryder System, Inc.	5.25%		06/01/2028	5,083,753
2,464,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	2,470,339
4,110,000	Simon Property Group LP	2.00%		09/13/2024	4,018,610
1,920,000	Southern California Edison Company	6.26	% (d)	04/01/2024	1,920,604
1,655,000	Southern California Edison Company	4.90%		06/01/2026	1,663,073
2,665,000	Southern Company	5.15%		10/06/2025	2,672,064
3,480,000	Stryker Corporation	4.85%		12/08/2028	3,521,373
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,079,858
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,209,418
5,100,000	Thermo Fisher Scientific, Inc.	4.95%		08/10/2026	5,170,901
2,145,000	T-Mobile USA, Inc.	4.75%		02/01/2028	2,138,641
2,965,000	T-Mobile USA, Inc.	4.80%		07/15/2028	2,991,605
2,410,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.81%		06/09/2025	2,374,633
5,007,000	Union Pacific Corporation	4.75%		02/21/2026	5,039,953
1,420,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	1,394,640
1,670,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,636,206
2,680,000	Veralto Corporation	5.50	% (a)	09/18/2026	2,715,409
2,695,000	Viatris, Inc.	1.65%		06/22/2025	2,553,097
2,525,000	WEC Energy Group, Inc.	4.75%		01/09/2026	2,516,184
9,275,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	9,024,733
4,955,000	Welltower, Inc.	3.63%		03/15/2024	4,931,889
2,765,000	Workday, Inc.	3.50%		04/01/2027	2,676,603
5,260,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	5,073,796

Total US Corporate Bonds (Cost $390,707,800)					388,203,198

US Government and Agency Mortgage Backed Obligations - 3.0%
106,489	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	105,700
14,467,850	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SC0321	3.50%		10/01/2042	13,516,853
11,266	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	10,927
4,645,737	Federal Home Loan Mortgage Corporation REMICS, Series 4068-UF (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		06/15/2042	4,553,340
390,029	Federal Home Loan Mortgage Corporation REMICS, Series 4203-NB	2.00%		10/15/2040	378,699
4,998,545	Federal Home Loan Mortgage Corporation REMICS, Series 4211-AP	1.60%		03/15/2043	4,564,329
2,576,797	Federal Home Loan Mortgage Corporation REMICS, Series 4484-CD	1.75%		07/15/2030	2,400,365

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,735,203	Federal Home Loan Mortgage Corporation REMICS, Series 4878-FA (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		05/15/2049	2,673,342
4,076,968	Federal Home Loan Mortgage Corporation REMICS, Series 4987-BF (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		06/25/2050	3,973,990
486,753	Federal Home Loan Mortgage Corporation, Pool 840632 (FTSE USD IBOR Consumer Cash Fallback 12 Month + 1.62%, 1.62% Floor, 7.66% Cap)	4.88%		05/01/2045	497,021
7,995,785	Federal Home Loan Mortgage Corporation, Pool RB5163	3.00%		05/01/2042	7,233,831
17,910	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	17,135
293,882	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	292,322
13,582,892	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	11,700,511
40,862	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	39,583
9,443,501	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	8,348,507
11,561,290	Federal National Mortgage Association REMICS, Series 2021-31-AB	2.00%		06/25/2041	10,296,923
799,655	Federal National Mortgage Association, Pool AL2987 (FTSE USD IBOR Consumer Cash Fallback 12 Month + 1.62%, 1.62% Floor, 7.31% Cap)	5.87%		11/01/2042	818,084
768,551	Federal National Mortgage Association, Pool BM3520 (FTSE USD IBOR Consumer Cash Fallback 12 Month + 1.56%, 1.56% Floor, 7.00% Cap)	5.43%		05/01/2045	781,929
12,783,000	Federal National Mortgage Association, Pool BS7010	4.81%		09/01/2029	12,932,113
7,168,123	Federal National Mortgage Association, Pool BS7011	4.81%		09/01/2029	7,270,501
7,448,363	Federal National Mortgage Association, Pool FS2844	3.50%		10/01/2042	6,959,181
7,491,127	Federal National Mortgage Association, Pool MA4643	3.00%		05/01/2042	6,821,577
6,775,345	Federal National Mortgage Association, Pool MA4660	3.00%		07/01/2042	6,184,775
4,295,193	Federal National Mortgage Association, Pool MA5112	5.00%		08/01/2043	4,316,456
11,526,180	Federal National Mortgage Association, Series 2019-43-FD (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/25/2049	11,222,960
3,536,454	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	3,303,030
11,955,517	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	10,777,745
15,917,155	Federal National Mortgage Association, Series 2021-M7-A1	1.73	% (b)	03/25/2031	14,423,417
2,964,320	Federal National Mortgage Association, Series 2023-M4-A1	3.77	% (b)	06/25/2032	2,899,733
4,291,126	Government National Mortgage Association, Series 2013-116-WU	3.00%		12/20/2042	4,127,013
5,040,870	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	5,076,245

Total US Government and Agency Mortgage Backed Obligations (Cost $177,991,962)					168,518,137

US Government and Agency Obligations - 22.5%
137,400,000	United States Treasury Notes	4.25%		05/31/2025	136,916,954
73,600,000	United States Treasury Notes	4.63%		06/30/2025	73,785,437
160,900,000	United States Treasury Notes	5.00%		08/31/2025	162,405,295
188,400,000	United States Treasury Notes	5.00%		09/30/2025	190,339,196
161,800,000	United States Treasury Notes	5.00%		10/31/2025	163,664,493
176,000,000	United States Treasury Notes	4.88%		11/30/2025	177,835,625
94,700,000	United States Treasury Notes	4.63%		09/15/2026	96,029,869
95,100,000	United States Treasury Notes	4.63%		10/15/2026	96,522,785

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
53,800,000	United States Treasury Notes	4.63%		11/15/2026	54,657,438
108,800,000	United States Treasury Notes	4.38%		12/15/2026	109,879,501

Total US Government and Agency Obligations (Cost $1,251,484,319)					1,262,036,593

Short Term Investments - 3.3%
33,759,683	First American Government Obligations Fund - Class U	5.30	% (g)		33,759,683
33,759,683	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (g)		33,759,683
33,759,683	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (g)		33,759,683
84,000,000	United States Treasury Bills	0.00%		05/16/2024	82,390,981

Total Short Term Investments (Cost $183,699,023)					183,670,030

Total Investments - 99.3% (Cost $5,748,913,578)					5,559,270,582
Other Assets in Excess of Liabilities - 0.7%					41,108,890

NET ASSETS - 100.0%					$5,600,379,472

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Interest only security

(f)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(g)	Seven-day yield as of period end

(h)	Represents less than 0.05% of net assets

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	22.5%
Collateralized Loan Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	13.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.2%
Foreign Corporate Bonds	8.2%
Asset Backed Obligations	7.3%
US Corporate Bonds	6.9%
Bank Loans	3.4%
Short Term Investments	3.3%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Other Assets and Liabilities	0.7%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	22.5%
Collateralized Loan Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	13.6%
Non-Agency Residential Collateralized Mortgage Obligations	13.2%
Asset Backed Obligations	7.3%
Banking	4.3%
Short Term Investments	3.3%
US Government and Agency Mortgage Backed Obligations	3.0%
Utilities	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.0%
Transportation	1.0%
Healthcare	1.0%
Technology	0.8%
Energy	0.7%
Telecommunications	0.6%
Mining	0.6%
Pharmaceuticals	0.6%
Business Equipment and Services	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Chemicals/Plastics	0.5%
Finance	0.4%
Media	0.4%
Automotive	0.4%
Retailers (other than Food/Drug)	0.4%
Consumer Products	0.4%
Food Products	0.4%
Electronics/Electric	0.4%
Chemical Products	0.4%
Food Service	0.3%
Insurance	0.2%
Containers and Glass Products	0.2%
Beverage and Tobacco	0.2%
Aerospace & Defense	0.2%
Diversified Manufacturing	0.2%
Real Estate	0.1%
Construction	0.1%
Leisure	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Building and Development (including Steel/Metals)	0.1%
Industrial Equipment	0.1%
Conglomerates	0.1%
Financial Intermediaries	0.0%	(h)
Other Assets and Liabilities	0.7%

	100.0%

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.